Cover Page Document	Jul. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 23, 2024
Entity Registrant Name	Allegiant Travel Company
Entity Incorporation, State or Country Code	NV
Entity File Number	001-33166
Entity Tax Identification Number	20-4745737
Entity Address, Address Line One	1201 North Town Center Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	851-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001362468
Amendment Flag	false